Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in Accumulated OCI	¥ 208,273	¥ 119,593	¥ 214,062	¥ 317,422
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	245,037	135,656
Prior service cost	(5,459)	(6,669)
Gross amount recognized in Accumulated OCI	239,578	128,987
Taxes	(115,816)	(81,747)
Net amount recognized in Accumulated OCI	123,762	47,240
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	126,238	111,820
Prior service cost	(14,536)	(17,936)
Gross amount recognized in Accumulated OCI	111,702	93,884
Taxes	(29,875)	(25,251)
Net amount recognized in Accumulated OCI	81,827	68,633
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	8,628	7,449
Prior service cost	(4,263)	(6,237)
Gross amount recognized in Accumulated OCI	4,365	1,212
Taxes	(1,282)	(358)
Net amount recognized in Accumulated OCI	¥ 3,083	¥ 854